Supplementry Financial Statement Information (Details) - Schedule of Financial Income - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	May 23, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Income [Abstarct]
Interest income		$ 76	$ 90
Fair value adjustments of warrants	$ (1,419)	4,114
Warrants issuance costs		(473)
Exchange rate differences, Net		172	56	$ 142	$ 672	$ (58)
Bank fees		(10)	(7)	12	17	90
Other adjustment of royalty obligation			20	$ 21	$ (23)
Total		$ 3,879	$ 159